Accelerated Share Repurchase Arrangements (Parenthetical) (Detail) (April 2013 ASR) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2014
April 2013 ASR
Accelerated Share Repurchases [Line Items]
Additional shares repurchased and retired	8.0